Restructuring	6 Months Ended
Jun. 30, 2020
Restructuring [Abstract]
Disclosure of Restructuring [text block]

Restructuring

Restructuring is primarily driven by the implementation of the Group’s strategic changes as announced in the third quarter 2019. We have defined measures that aim to strengthen the bank, position it for growth and simplify its organizational set-up. The measures also aim to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, and by exploiting synergies.

Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.

Net restructuring expense by division

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Corporate Bank	0	13	5	13
Investment Bank	11	15	15	21
Private Bank	104	(12)	166	(39)
Asset Management	7	27	10	29
Capital Release Unit	(0)	8	1	10
Corporate & Other	1	(0)	0	(0)
Total Net Restructuring Charges	123	50	197	33

Net restructuring expense by type

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Restructuring - Staff related	127	50	201	34
Of which:
Termination Payments	106	42	180	23
Retention Acceleration	20	8	20	11
Social Security	1	0	1	0
Restructuring - Non Staff related[1]	(4)	(0)	(4)	(1)
Total net restructuring Charges	123	50	197	33

[1]Contract costs, mainly related to real estate and technology.

Provisions for restructuring amounted to € 601 million and € 684 million as of June 30, 2020 and December 31, 2019, respectively. The majority of the current provisions for restructuring should be utilized in the next two years.

During the six months ended June 30, 2020, 401 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:

Organizational changes

Full-time equivalent staff	Three months ended Jun 30, 2020	Six months ended Jun 30, 2020
Corporate Bank	38	59
Investment Bank	7	37
Private Bank	28	125
Asset Management	15	22
Capital Release Unit	18	47
Infrastructure	44	112
Total full-time equivalent staff	149	401